27. Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	R$ 483,889	R$ 398,993
Additions	117,390	100,039
Performance agreement	1,363	1,907
Selic interest rate	34,345	41,781
Payments	(51,254)	(40,042)
Concluded projects	(53,258)	(18,789)
Research and development and energy efficiency, ending	532,475	483,889
FNDCT
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	4,603	5,762
Additions	29,956	25,535
Performance agreement	0	0
Selic interest rate	0	0
Payments	(29,327)	(26,694)
Concluded projects	0	0
Research and development and energy efficiency, ending	5,232	4,603
MME
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	2,302	2,882
Additions	14,978	12,768
Performance agreement	0	0
Selic interest rate	0	0
Payments	(14,664)	(13,348)
Concluded projects	0	0
Research and development and energy efficiency, ending	2,616	2,302
P&D
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	294,088	252,828
Additions	29,956	25,534
Performance agreement	0	0
Selic interest rate	19,544	25,861
Payments	0	0
Concluded projects	(27,467)	(10,135)
Research and development and energy efficiency, ending	316,121	294,088
Procel
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	4,932	0
Additions	8,500	4,804
Performance agreement	0	0
Selic interest rate	(128)	128
Payments	(7,263)	0
Concluded projects	0	0
Research and development and energy efficiency, ending	6,041	4,932
PEE
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	177,964	137,521
Additions	34,000	31,398
Performance agreement	1,363	1,907
Selic interest rate	14,929	15,792
Payments	0	0
Concluded projects	(25,791)	(8,654)
Research and development and energy efficiency, ending	R$ 202,465	R$ 177,964